FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Carrying amount	Rp 72,326	Rp 64,189
Contractual cash flow	(88,459)	(79,110)
Trade and other payables
FINANCIAL RISK MANAGEMENT
Carrying amount	15,214	15,791
Contractual cash flow	(15,214)	(15,791)
Accrued expenses
FINANCIAL RISK MANAGEMENT
Carrying amount	12,769	12,630
Contractual cash flow	(12,769)	(12,630)
Two-step loans
FINANCIAL RISK MANAGEMENT
Carrying amount	949	1,098
Contractual cash flow	(1,075)	(1,247)
Bonds and notes
FINANCIAL RISK MANAGEMENT
Carrying amount	10,481	8,982
Contractual cash flow	(19,050)	(18,278)
Bank loans
FINANCIAL RISK MANAGEMENT
Carrying amount	27,263	20,293
Contractual cash flow	(33,376)	(24,365)
Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Carrying amount	3,145	3,804
Contractual cash flow	(3,764)	(4,685)
Other borrowings
FINANCIAL RISK MANAGEMENT
Carrying amount	2,244	1,295
Contractual cash flow	(2,905)	(1,759)
Other liabilities
FINANCIAL RISK MANAGEMENT
Carrying amount	261	296
Contractual cash flow	(306)	(355)
Less than one year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(41,783)	(38,642)
Less than one year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,214)	(15,791)
Less than one year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12,769)	(12,630)
Less than one year | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(242)	(251)
Less than one year | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,562)	(929)
Less than one year | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,441)	(7,721)
Less than one year | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,049)	(1,083)
Less than one year | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(490)	(220)
Less than one year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(16)	(17)
1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(14,384)	(7,514)
1-2 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(232)	(223)
1-2 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,436)	(929)
1-2 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(9,165)	(5,056)
1-2 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(945)	(969)
1-2 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(570)	(303)
1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(36)	(34)
2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,777)	(8,252)
2-3 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(205)	(215)
2-3 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,231)	(2,873)
2-3 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,991)	(3,979)
2-3 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(781)	(866)
2-3 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(533)	(285)
2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(36)	(34)
3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,405)	(4,736)
3-4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(159)	(190)
3-4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,817)	(726)
3-4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,220)	(2,641)
3-4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(605)	(778)
3-4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(495)	(266)
3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(109)	(135)
After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(18,110)	(19,966)
After 4 years | Two-step loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(237)	(368)
After 4 years | Bonds and notes
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,004)	(12,821)
After 4 years | Bank loans
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,559)	(4,968)
After 4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(384)	(989)
After 4 years | Other borrowings
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(817)	(685)
After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (109)	Rp (135)